Quarterly Holdings Report
for
Fidelity® Diversified International Fund
January 31, 2023
DIF-NPRT1-0423
1.813063.118
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 0.5%
Aristocrat Leisure Ltd.	935,493	22,585,841
Lynas Rare Earths Ltd. (a)	3,802,395	25,453,741
TOTAL AUSTRALIA		48,039,582
Bailiwick of Jersey - 3.0%
Experian PLC	1,259,507	46,059,548
Ferguson PLC	677,157	94,837,029
Glencore PLC	14,433,883	96,662,097
WPP PLC	4,494,389	52,511,272
TOTAL BAILIWICK OF JERSEY		290,069,946
Belgium - 0.9%
KBC Group NV	1,221,142	90,088,529
Bermuda - 0.6%
Hiscox Ltd.	4,117,831	57,087,131
Canada - 6.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	601,543	27,469,657
Cameco Corp.	180,300	5,044,958
Canadian Natural Resources Ltd.	2,260,613	138,757,855
Canadian Pacific Railway Ltd.	558,527	44,067,780
Constellation Software, Inc.	51,804	91,525,526
Fairfax India Holdings Corp. (a)(b)	1,452,331	19,185,293
First Quantum Minerals Ltd.	2,216,360	51,421,618
Franco-Nevada Corp.	383,435	56,243,665
GFL Environmental, Inc. (c)	1,528,415	47,166,887
Imperial Oil Ltd.	809,293	44,231,173
Thomson Reuters Corp.	338,913	40,316,523
Tourmaline Oil Corp. (c)	1,230,662	57,354,741
TOTAL CANADA		622,785,676
Cayman Islands - 0.9%
Anta Sports Products Ltd.	2,692,614	40,843,236
GlobalFoundries, Inc. (a)	80,313	4,760,955
Li Ning Co. Ltd.	4,120,008	40,729,016
TOTAL CAYMAN ISLANDS		86,333,207
China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	103,955	28,511,061
Curacao - 1.1%
Schlumberger Ltd.	1,894,957	107,974,650
Denmark - 2.9%
Carlsberg A/S Series B	168,488	23,918,840
DSV A/S	643,136	105,831,198
Novo Nordisk A/S Series B	1,116,949	154,574,435
TOTAL DENMARK		284,324,473
France - 10.1%
Air Liquide SA	139,482	22,209,177
AXA SA	2,163,321	67,493,506
BNP Paribas SA	1,973,487	135,542,776
Capgemini SA	450,171	85,107,252
Edenred SA	369,741	20,094,177
EssilorLuxottica SA	505,637	92,295,178
Kering SA	15,303	9,548,412
Legrand SA	632,164	56,366,329
LVMH Moet Hennessy Louis Vuitton SE	312,269	272,603,170
Pernod Ricard SA	544,734	112,460,217
Sartorius Stedim Biotech	53,836	18,664,518
Teleperformance	292,817	81,175,680
TOTAL FRANCE		973,560,392
Germany - 7.5%
Allianz SE	570,473	136,408,006
Deutsche Borse AG	446,382	79,876,622
Deutsche Post AG	1,874,984	80,730,594
Hannover Reuck SE	313,036	63,367,042
Linde PLC	464,402	152,800,308
Merck KGaA	482,296	100,668,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	135,847	48,884,088
Siemens Healthineers AG (b)	547,291	29,350,479
Symrise AG	267,679	28,456,858
TOTAL GERMANY		720,542,826
Greece - 0.1%
Piraeus Financial Holdings SA (a)	4,866,200	9,993,357
Hong Kong - 2.8%
AIA Group Ltd.	18,278,602	206,687,998
Chervon Holdings Ltd.	2,648,279	13,296,679
Techtronic Industries Co. Ltd.	3,582,014	46,178,546
TOTAL HONG KONG		266,163,223
India - 3.5%
Axis Bank Ltd.	4,851,500	51,961,710
HDFC Bank Ltd. (a)	6,527,794	128,731,146
Housing Development Finance Corp. Ltd.	2,637,447	85,086,293
Kotak Mahindra Bank Ltd.	673,105	14,321,259
Reliance Industries Ltd.	2,143,446	61,964,277
TOTAL INDIA		342,064,685
Indonesia - 0.9%
PT Bank Central Asia Tbk	75,231,498	42,694,562
PT Bank Rakyat Indonesia (Persero) Tbk	145,353,599	44,575,289
TOTAL INDONESIA		87,269,851
Ireland - 2.3%
Aon PLC	238,056	75,863,686
Flutter Entertainment PLC (a)	161,527	24,991,889
ICON PLC (a)	225,997	52,139,768
Kingspan Group PLC (Ireland)	710,191	45,398,548
Ryanair Holdings PLC sponsored ADR (a)	248,737	22,518,161
TOTAL IRELAND		220,912,052
Isle of Man - 0.3%
Entain PLC	1,389,196	25,617,756
Italy - 0.8%
FinecoBank SpA	3,573,203	63,901,796
Reply SpA	78,125	10,098,604
TOTAL ITALY		74,000,400
Japan - 16.7%
Asics Corp.	269,014	6,402,676
Daikin Industries Ltd.	259,257	45,031,570
FUJIFILM Holdings Corp.	1,335,974	70,701,328
Fujitsu Ltd.	160,642	22,872,117
Hitachi Ltd.	2,352,664	123,379,519
Hoya Corp.	1,668,782	183,519,192
Itochu Corp.	2,961,609	95,724,643
Keyence Corp.	251,358	115,717,416
Minebea Mitsumi, Inc.	3,910,515	68,170,847
Misumi Group, Inc.	1,687,359	42,466,569
Nomura Research Institute Ltd.	1,220,665	29,305,230
Olympus Corp.	2,157,481	40,559,839
ORIX Corp.	3,403,584	59,845,181
Persol Holdings Co. Ltd.	2,333,625	51,165,942
Recruit Holdings Co. Ltd.	869,891	27,975,924
Relo Group, Inc.	1,732,928	29,366,910
Seven & i Holdings Co. Ltd.	1,090,513	51,486,299
Shin-Etsu Chemical Co. Ltd.	836,864	123,373,123
SMC Corp.	166,184	84,406,682
Sony Group Corp.	1,372,031	122,593,148
Sumitomo Mitsui Financial Group, Inc.	1,590,116	69,108,182
Suzuki Motor Corp.	597,698	22,409,013
TIS, Inc.	1,686,809	48,639,730
Tokyo Electron Ltd.	202,125	70,647,604
TOTAL JAPAN		1,604,868,684
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	1,512,110	75,226,672
Luxembourg - 1.2%
B&M European Value Retail SA (c)	12,013,354	66,307,340
Eurofins Scientific SA	632,986	45,239,029
TOTAL LUXEMBOURG		111,546,369
Netherlands - 7.5%
Adyen BV (a)(b)	19,726	29,823,881
Airbus Group NV	739,533	92,712,203
Argenx SE (a)	89,722	34,173,893
ASML Holding NV	453,781	299,876,635
IMCD NV	503,116	79,336,919
NXP Semiconductors NV	400,296	73,778,556
Wolters Kluwer NV	1,044,693	113,744,160
TOTAL NETHERLANDS		723,446,247
Singapore - 0.1%
United Overseas Bank Ltd.	396,320	9,008,607
Spain - 1.9%
Banco Santander SA (Spain)	11,172,459	39,047,067
CaixaBank SA	13,806,437	61,258,610
Cellnex Telecom SA (b)	486,988	19,084,090
Industria de Diseno Textil SA	2,109,066	65,846,765
TOTAL SPAIN		185,236,532
Sweden - 2.4%
Hexagon AB (B Shares)	5,192,210	59,520,931
Indutrade AB	3,578,971	79,056,600
Investor AB (B Shares)	4,246,636	82,170,555
Kry International AB (a)(d)(e)	2,651	477,409
Nibe Industrier AB (B Shares)	579,360	6,224,286
TOTAL SWEDEN		227,449,781
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	31,970	4,928,410
Julius Baer Group Ltd.	201,412	12,848,128
Nestle SA (Reg. S)	1,984,887	242,174,192
Roche Holding AG (participation certificate)	522,861	163,221,729
Sika AG	282,851	80,371,229
Sonova Holding AG	77,992	19,414,939
Zurich Insurance Group Ltd.	79,850	39,488,135
TOTAL SWITZERLAND		562,446,762
Taiwan - 1.3%
ECLAT Textile Co. Ltd.	654,000	10,897,512
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,193,714	110,693,099
TOTAL TAIWAN		121,590,611
United Kingdom - 9.8%
AstraZeneca PLC (United Kingdom)	1,000,383	131,062,723
BAE Systems PLC	9,570,469	101,313,486
Beazley PLC	3,907,281	32,033,658
Big Yellow Group PLC	1,674,673	24,961,263
Compass Group PLC	3,055,758	72,996,016
Diageo PLC	2,291,522	100,199,343
Games Workshop Group PLC	83,100	9,609,794
JD Sports Fashion PLC	20,371,639	40,874,947
Lloyds Banking Group PLC	92,974,523	60,507,432
Prudential PLC	2,646,320	43,968,797
RELX PLC (Euronext N.V.)	4,960,930	147,020,678
Rentokil Initial PLC	11,023,803	66,842,095
S4 Capital PLC (a)	5,330,774	14,379,634
Smith & Nephew PLC	2,613,005	36,086,492
Standard Chartered PLC (United Kingdom)	3,043,282	25,482,974
Starling Bank Ltd. Series D (a)(d)(e)	8,636,400	35,988,164
TOTAL UNITED KINGDOM		943,327,496
United States of America - 4.3%
Booking Holdings, Inc. (a)	8,137	19,806,272
IQVIA Holdings, Inc. (a)	206,909	47,466,994
Kosmos Energy Ltd. (a)	613,546	4,853,149
Marsh & McLennan Companies, Inc.	468,555	81,954,955
Marvell Technology, Inc.	1,259,183	54,333,746
MasterCard, Inc. Class A	161,245	59,757,397
NICE Ltd. sponsored ADR (a)	315,456	65,435,038
S&P Global, Inc.	209,686	78,619,669
TOTAL UNITED STATES OF AMERICA		412,227,220
TOTAL COMMON STOCKS (Cost $6,324,036,134)		9,311,713,778

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	79,275	10,910,009
United States of America - 0.4%
Wasabi Holdings, Inc. Series C (a)(d)(e)	2,976,172	30,714,095
TOTAL CONVERTIBLE PREFERRED STOCKS		41,624,104
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	15,316	2,758,203
TOTAL PREFERRED STOCKS (Cost $59,932,348)		44,382,307

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	189,671,175	189,709,109
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	52,333,008	52,338,242
TOTAL MONEY MARKET FUNDS (Cost $242,046,394)		242,047,351

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $6,626,014,876)	9,598,143,436
NET OTHER ASSETS (LIABILITIES) - 0.2%	21,852,155
NET ASSETS - 100.0%	9,619,995,591

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,443,743 or 1.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,847,880 or 0.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	378,167,562	181,077,097	369,535,550	2,069,621	-	-	189,709,109	0.4%
Fidelity Securities Lending Cash Central Fund 4.38%	172,610,171	242,104,393	362,376,322	104,525	-	-	52,338,242	0.2%
Total	550,777,733	423,181,490	731,911,872	2,174,146	-	-	242,047,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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